PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As at	As at
	December 31,	December 31,
	2024	2023
Prepayments	1,395	1,200
Deposits	99	83
Other assets	1,130	372
Prepaid expenses and other assets	2,624	1,655